Fees Summary	Oct. 04, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,348,000
Previously Paid Amount	0.00
Total Fee Amount	971.88
Total Offset Amount	0.00
Net Fee	971.88
Narrative - Max Aggregate Offering Price	$ 6,348,000
Final Prospectus	true